DEFERRED REVENUE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
DEFERRED REVENUE
Revenue	$ 936	$ 0	$ 1,873	$ 70,520	$ 94,626	$ 48,513
Subscription agreement, deferred revenues	$ 1,716		$ 1,716		$ 3,588
Description of subscription period			The subscription period is from August 2021 through July 2022		The subscription period is from August 2021 through July 2022, and accordingly the Company will recognize the revenue over such period
Subscription agreement revenue					$ 156
Company received from subscription					$ 3,744